SHARE CAPITAL - Repurchased own shares (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE CAPITAL
Total common shares outstanding (in shares)	953,214,664	961,827,000
Common shares
SHARE CAPITAL
Issued capital, Subscribed and paid (in shares)	509,704,584	509,704,584
Treasury shares, number (in shares)	(601,452)	0
Total common shares outstanding (in shares)	509,103,132	509,704,584	509,704,584	509,704,584
Purchase of treasury shares	$ 34,706
Preference shares
SHARE CAPITAL
Issued capital, Subscribed and paid (in shares)	452,122,416	452,122,416
Treasury shares, number (in shares)	(8,010,884)	0
Total common shares outstanding (in shares)	444,111,532	452,122,416	452,122,416	452,122,416
Purchase of treasury shares	$ 396,712